Acquisitions, divestments and equity-accounted companies (Tables)	12 Months Ended
Dec. 31, 2022
Acquisitions, divestments and equity-accounted companies [Abstract]
Acquisitions
($ in millions, except number

of acquired businesses)
2022 2021 2020
Purchase price for acquisitions

(net of cash acquired)
(1)
195 212 79
Aggregate excess of purchase

price over fair value

of net assets acquired
(2)
229 161 92
Number of acquired businesses

5 2 3
(1)

Excluding

changes

in cost-

and equity-accounted

companies.
(2)

Recorded

as goodwill

(see Note

11).

Acquisition in noncontrolling interest
Weighted-average
($ in millions) Allocated amounts useful life
Inventories 169 5 months
Order backlog 727 2 years
Property, plant and equipment (1) 1,016
Intangible assets (2) 1,731 9 years
Other contractual rights 251 2 years
Other assets 43
Deferred tax liabilities (942)
Goodwill 6,026
Less: Amount attributed

to noncontrolling interest
(451)
Basis difference 8,570
(1)
Property,

plant and

equipment

includes

assets subject

to amortization

having an

initial fair

value difference

of $
686

million and

a
weighted-average

useful life

of
14 years .
(2)
Intangible

assets include

brand license

agreement,

technology

and customer

relationships

Summary of investments in equity-accounted companies
Ownership as of
Carrying value at December

31,
($ in millions, except ownership

share in %)
December 31, 2021 2022 2021
Hitachi Energy Ltd 19.9% — 1,609
Others 130 61
Total 130 1,670
($ in millions) 2022 2021 2020
Income (loss) from equity-accounted

companies, net

of taxes
(22) 38 29
Basis difference amortization

(net of deferred income

tax benefit)
(80) (138) (95)
Loss from equity-accounted

companies
(102) (100) (66)